                                                           FILE NUMBER 028-00568

                                   FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended June 30, 2000
                      If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 11th day of August, 2000.



                                           By: /s/ William M. Lane
                                               _________________________________
                                                William M Lane, Vice President
                                                for Robert E. Torray & Co. Inc.

June 30, 2000                             Form 13F - Robert E. Torray & Co. Inc.


                  Item 1                       Item 2        Item 3          Item 4          Item 5
                                                Title         CUSIP        Fair Market       Total
Name of Issuer                                of Class       Number          Value           Shares
--------------                                --------       ------         -------          ------
A T & T Corporation                            common       001957109         87,139,117      2,755,387
                                                                               4,288,351        135,600
Abbott Laboratories                            common       002824100        202,710,359      4,548,900
                                                                              10,530,119        236,300
American Home Products Corporation             common       02330910          84,273,938      1,434,450
                                                                               2,555,625         43,500
Amsouth Bancorportation                        common       032165102          1,847,632        117,310
Archer Daniels Midland Company                 common       03948310          43,358,368      4,418,687
                                                                               1,696,836        172,926
Bank of America Corporation                    common       060505104          9,524,500        221,500
Bank One Corporation                           common       06423A103         76,719,968      2,888,281
                                                                               3,695,455        139,123
Boston Scientific Corporation                  common       101137107        169,006,504      7,704,000
                                                                               8,233,145        375,300
Bristol-Myers Squibb Company                   common       11012210         116,335,153      1,997,170
                                                                               5,638,600         96,800
CSX Corporation                                common       126408103         53,690,185      2,534,050
                                                                               2,593,350        122,400
Carramerica Realty Company                     common       144418100          8,244,150        311,100
Clear Channel Communications                   common       184502102         92,737,500      1,236,500
                                                                               4,612,500         61,500
Crown Cork & Seal Co. Inc.                     common       22825510          49,425,000      3,295,000
                                                                               2,328,000        155,200
Disney (Walt) Company                          common       254687106        184,433,122      4,751,900
                                                                               9,796,275        252,400
Dow Jones and Co. Inc.                         common       260561105          8,716,750        119,000
Du Pont (E.I.) de Nemours                      common       263534109         92,911,875      2,123,700
                                                                               4,777,500        109,200
Emerson Electric Company                       common       291011104         60,571,225      1,003,250
                                                                               5,409,602         89,600
First Union Corporation                        common       337358105         51,743,991      2,085,400
                                                                               2,630,126        106,000
Franklin Resources, Inc.                       common       354613101        105,709,865      3,480,160
                                                                               5,822,888        191,700
General Dynamics Corporation                   common       369550108        117,348,275      2,245,900
                                                                               5,695,250        109,000
Hughes Electronics Corporation GM  "H"         common       370442832        240,487,650      2,740,600
                                                                              11,846,250        135,000
Gilette Company, The                           common       375766102        104,057,852      2,978,400
                                                                               5,939,376        170,000
Illinois Tool Works                            common       452308109        159,554,400      2,799,200
                                                                               7,928,700        139,100
I B M Corporation                              common       459200101        129,842,526      1,185,100
                                                                               7,220,170         65,900
Intl Flavors & Fragrances Inc.                 common       459506101         77,690,553      2,573,600
                                                                               4,002,863        132,600
Johnson & Johnson                              common       478160104        107,029,880      1,050,600
                                                                               5,450,313         53,500
Kimberly Clark Corporation                     common       494368103        156,510,515      2,727,852
                                                                               7,648,088        133,300
Markel Corporation                             common       570535104         61,284,541        432,724
                                                                               3,041,539         21,476
Mellon Bank Corporation                        common       585509102        111,002,182      3,046,372
                                                                               6,325,552        173,600
Molex, Inc. A                                  common       608554200         36,092,875      1,031,225
                                                                               2,008,125         57,375
J.P. Morgan & Company                          common       616880100        141,026,081      1,280,600
                                                                               7,785,838         70,700
Northrop Grumman Corporation                   common       66680710          66,809,813      1,008,450
                                                                               3,166,750         47,800
PanAmSat Corporation                           common       697933109         98,950,008      2,264,950
                                                                               4,805,626        110,000
Procter & Gamble Company                       common       74271810          90,214,550      1,575,800
                                                                               4,580,000         80,000
Raytheon Company Class A                       common       755111309         46,155,960      2,374,583
                                                                               2,118,571        108,994
SLM Holding Corporation                        common       78442A109        150,129,020      4,010,124
                                                                               7,304,056        195,100
Tribune Company                                common       89604710         115,857,000      3,310,200
                                                                               5,838,000        166,800
Xerox Corporation                              common       984121103        115,926,100      5,586,800
                                                                               5,834,900        281,200

                                                                        -----------------
Total                                                                      3,808,217,322
                                                                        =================


                  Item 1                                     Item 6          Item 7                     Item 8

                                                        Invest                                            Voting Authority
                                            -------------------------------            -----------------------------------------
Name of Issuer                               (a)Sole  (b)Shared  (c)Other    Managers      (a) Sole     (b) Shared     (c)None
--------------                               -------  ---------  --------    --------      --------     ----------     -------
A T & T Corporation                             X                              All         2,755,387
                                                X                              All                                        135,600
Abbott Laboratories                             X                              All         4,548,900
                                                X                              All                                        236,300
American Home Products Corporation              X                              All         1,434,450
                                                X                              All                                         43,500
Amsouth Bancorportation                         X                              All           117,310
Archer Daniels Midland Company                  X                              All         4,418,687
                                                X                              All                                        172,926
Bank of America Corporation                     X                              All           221,500
Bank One Corporation                            X                              All         2,888,281
                                                X                              All                                        139,123
Boston Scientific Corporation                   X                              All         7,704,000
                                                X                              All                                        375,300
Bristol-Myers Squibb Company                    X                              All         1,997,170
                                                X                              All                                         96,800
CSX Corporation                                 X                              All         2,534,050
                                                X                              All                                        122,400
Carramerica Realty Company                      X                              All           311,100
Clear Channel Communications                    X                              All         1,236,500
                                                X                              All                                         61,500
Crown Cork & Seal Co. Inc.                      X                              All         3,295,000
                                                X                              All                                        155,200
Disney (Walt) Company                           X                              All         4,751,900
                                                X                              All                                        252,400
Dow Jones and Co. Inc.                          X                              All           119,000
Du Pont (E.I.) de Nemours                       X                              All         2,123,700
                                                X                              All                                        109,200
Emerson Electric Company                        X                              All         1,003,250
                                                X                              All                                         89,600
First Union Corporation                         X                              All         2,085,400
                                                X                              All                                        106,000
Franklin Resources, Inc.                        X                              All         3,480,160
                                                X                              All                                        191,700
General Dynamics Corporation                    X                              All         2,245,900
                                                X                              All                                        109,000
Hughes Electronics Corporation GM  "H"          X                              All         2,740,600
                                                X                              All                                        135,000


June 30, 2000                             Form 13F - Robert E. Torray & Co. Inc.


                  Item 1                       Item 2        Item 3          Item 4          Item 5
                                                Title         CUSIP        Fair Market       Total
Name of Issuer                                of Class       Number          Value           Shares
--------------                                --------       ------         -------          ------
Gilette Company, The                           common       375766102        104,057,852      2,978,400
                                                                               5,939,376        170,000
Illinois Tool Works                            common       452308109        159,554,400      2,799,200
                                                                               7,928,700        139,100
I B M Corporation                              common       459200101        129,842,526      1,185,100
                                                                               7,220,170         65,900
Intl Flavors & Fragrances Inc.                 common       459506101         77,690,553      2,573,600
                                                                               4,002,863        132,600
Johnson & Johnson                              common       478160104        107,029,880      1,050,600
                                                                               5,450,313         53,500
Kimberly Clark Corporation                     common       494368103        156,510,515      2,727,852
                                                                               7,648,088        133,300
Markel Corporation                             common       570535104         61,284,541        432,724
                                                                               3,041,539         21,476
Mellon Bank Corporation                        common       585509102        111,002,182      3,046,372
                                                                               6,325,552        173,600
Molex, Inc. A                                  common       608554200         36,092,875      1,031,225
                                                                               2,008,125         57,375
J.P. Morgan & Company                          common       616880100        141,026,081      1,280,600
                                                                               7,785,838         70,700
Northrop Grumman Corporation                   common       66680710          66,809,813      1,008,450
                                                                               3,166,750         47,800
PanAmSat Corporation                           common       697933109         98,950,008      2,264,950
                                                                               4,805,626        110,000
Procter & Gamble Company                       common       74271810          90,214,550      1,575,800
                                                                               4,580,000         80,000
Raytheon Company Class A                       common       755111309         46,155,960      2,374,583
                                                                               2,118,571        108,994
SLM Holding Corporation                        common       78442A109        150,129,020      4,010,124
                                                                               7,304,056        195,100
Tribune Company                                common       89604710         115,857,000      3,310,200
                                                                               5,838,000        166,800
Xerox Corporation                              common       984121103        115,926,100      5,586,800
                                                                               5,834,900        281,200

                                                                        -----------------
Total                                                                      3,808,217,322
                                                                        =================


                  Item 1                                     Item 6          Item 7                     Item 8

                                                        Invest                                            Voting Authority
                                            -------------------------------            -----------------------------------------
Name of Issuer                               (a)Sole  (b)Shared  (c)Other    Managers      (a) Sole     (b) Shared     (c)None
--------------                               -------  ---------  --------    --------      --------     ----------     -------
Gilette Company, The                            X                              All         2,978,400
                                                X                              All                                        170,000
Illinois Tool Works                             X                              All         2,799,200
                                                X                              All                                        139,100
I B M Corporation                               X                              All         1,185,100
                                                X                              All                                         65,900
Intl Flavors & Fragrances Inc.                  X                              All         2,573,600
                                                X                              All                                        132,600
Johnson & Johnson                               X                              All         1,050,600
                                                X                              All                                         53,500
Kimberly Clark Corporation                      X                              All         2,727,852
                                                X                              All                                        133,300
Markel Corporation                              X                              All           432,724
                                                X                              All                                         21,476
Mellon Bank Corporation                         X                              All         3,046,372
                                                X                              All                                        173,600
Molex, Inc. A                                   X                              All         1,031,225
                                                X                              All                                         57,375
J.P. Morgan & Company                           X                              All         1,280,600
                                                X                              All                                         70,700
Northrop Grumman Corporation                    X                              All         1,008,450
                                                X                              All                                         47,800
PanAmSat Corporation                            X                              All         2,264,950
                                                X                              All                                        110,000
Procter & Gamble Company                        X                              All         1,575,800
                                                X                              All                                         80,000
Raytheon Company Class A                        X                              All         2,374,583
                                                X                              All                                        108,994
SLM Holding Corporation                         X                              All         4,010,124
                                                X                              All                                        195,100
Tribune Company                                 X                              All         3,310,200
                                                X                              All                                        166,800
Xerox Corporation                               X                              All         5,586,800
                                                X                              All                                        281,200

